Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2019	2018
Trade receivables	19	3,282,134	2,588,979
Contract assets	21	944,260	715,441
Receivables from financial services	20	2,442,258	4,202,941
Cash and cash equivalents (*)	24	10,238,584	7,419,095
Participating cross currency swap and FX swap contracts	35	845,513	1,356,062
Other current assets (**)	23	99,882	287,469
Financial asset at fair value through profit or loss		5,368	9,409
Financial asset at fair value through other comprehensive income	25	345,602	42,454
Due from related parties	39	4,477	13,533

		18,208,078	16,635,383

(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkey, other and advances given are excluded from other current assets and other non-current assets.

Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties
The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

Other assets at 31 December 2019 (*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	11,075,880	383,055	109,594	134,229	74,380	63,995	807,941	299,149	180,029	13,128,252
Loss Allowance	22,884	5,013	8,284	9,497	12,666	11,415	243,399	177,160	137,260	627,578

(*)	Other Assets includes trade receivables, subscriber receivables, other assets, cash and cash equivalent and due from related parties.

Contract assets at 31 December 2019	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	948,950	—	—	—	—	—	—	—	—	948,950
Loss Allowance	4,690	—	—	—	—	—	—	—	—	4,690

Other assets from financial services at 31 December 2019 (**)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	2,126,580	239,942	50,513	25,239	11,345	10,755	200,867	1,524	—	2,666,765
Loss Allowance	15,773	2,780	859	452	5,466	5,036	131,645	1,489	—	163,500

(**)	Other Assets includes trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services.

Other assets at 1 January 2019 (*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	8,550,197	211,558	80,337	57,336	42,857	25,363	754,732	272,547	319,298	10,314,225
Loss Allowance	24,864	4,567	5,238	4,900	6,368	6,028	214,893	182,431	281,522	730,811

(*)	Other Assets includes trade receivables, subscriber receivables and other assets.

Contract assets at 1 January 2019	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	722,811	—	—	—	—	—	—	—	—	722,811
Loss Allowance	7,370	—	—	—	—	—	—	—	—	7,370

Other assets from financial services at 1 January 2019 (**)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	2,974,069	469,599	65,999	47,705	24,498	19,394	215,954	—	—	3,817,218
Loss Allowance	25,655	6,767	1,690	1,242	10,793	8,651	145,475	—	—	200,273

(**)	Other Assets includes trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services.

Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties
Movements in the provision for impairment of trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2019 Contract Asset	31 December 2019 Other Asset
Opening balance	7,370	730,811
Provision for impairment recognized during the year	1,105	376,107
Amounts collected	—	(147,858)
Transfer	(3,785)	3,785
Receivables written off during the year as uncollectible	—	(346,049)
Exchange differences	—	10,782

Closing balance	4,690	627,578

	31 December 2018 Contract Asset	31 December 2018 Other Asset
Opening balance	5,128	661,928
Provision for impairment recognized during the year	2,242	416,557
Amounts collected	—	(166,641)
Unused amount reversed (*)	—	(73,023)
Receivables written off during the year as uncollectible	—	(118,553)
Exchange differences	—	10,540
Disposal of subsidiaries	—	3

Closing balance	7,370	730,811

(*)
The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years between 1998 to 2016. Transferred doubtful receivables comprise of balances that the Company started legal proceedings for.

Movements in the provision for impairment of trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services are as follows:

	31 December 2019	31 December 2018
Opening balance	200,273	125,943
Provision for impairment recognized during the year	245,365	190,509
Amounts collected	(135,862)	(96,278)
Receivables written off during the year as uncollectible	(147,067)	—
Exchange differences	791	—
Unused amount reversed (*)	—	(19,901)

Closing balance	163,500	200,273

(*)
The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the year 2017. Transferred doubtful receivables comprise of balances that the Company started legal proceedings for.

Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities
The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

•	all non-derivative financial liabilities, and

•	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2019							31 December 2018
	Carrying Amount	Contractual cash flows	6 months or less	6-12 Months	1-2 years	2-5 years	More than 5 Years	Carrying Amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 Years
Non-derivative financial liabilities
Secured bank loans	2,415	(2,587)	(1,329)	(1,258)	—	—	—	4,180	(4,712)	(1,272)	(1,209)	(2,231)	—	—
Unsecured bank loans	12,804,467	(13,688,718)	(4,246,288)	(2,586,232)	(1,338,152)	(3,684,289)	(1,833,757)	13,526,847	(14,353,989)	(4,354,548)	(2,065,424)	(3,587,398)	(2,503,531)	(1,843,088)
Debt securities issued	5,965,790	(8,446,514)	(318,861)	(168,861)	(337,723)	(1,013,168)	(6,607,901)	5,210,562	(7,733,943)	(228,838)	(149,564)	(299,128)	(897,385)	(6,159,028)
Lease liabilities	1,533,055	(2,456,542)	(382,558)	(261,285)	(406,413)	(662,767)	(743,519)	1,413,956	(2,497,426)	(372,682)	(273,273)	(410,826)	(666,760)	(773,885)
Trade and other payables*	2,728,485	(2,789,258)	(2,694,568)	(94,690)	—	—	—	2,372,512	(2,440,300)	(2,440,300)	—	—	—	—
Due to related parties	12,082	(12,082)	(12,082)	—	—	—	—	45,331	(45,331)	(45,331)	—	—	—	—
Consideration payable in relation to acquisition of Belarusian Telecom (Note 28)	359,554	(594,020)	—	—	—	—	(594,020)	358,304	(526,090)	—	—	—	(526,090)	—
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	86,617	(139,936)	(46,104)	(14,625)	(25,514)	(49,492)	(4,201)	165,265	97,761	55,377	—	12,960	14,522	14,902
Buy		8,577,016	6,947,440	130,640	254,156	708,073	536,707		3,444,271	2,519,383	—	193,800	249,288	481,800
Sell		(8,716,952)	(6,993,544)	(145,265)	(279,670)	(757,565)	(540,908)		(3,346,510)	(2,464,006)	—	(180,840)	(234,766)	(466,898)

TOTAL	23,492,465	(28,129,657)	(7,701,790)	(3,126,951)	(2,107,802)	(5,409,716)	(9,783,398)	23,096,957	(27,504,030)	(7,387,594)	(2,489,470)	(4,286,623)	(4,579,244)	(8,761,099)

*	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Summary of Group's Exposure to Foreign Exchange Risk Based Notional Amounts
The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2019
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	71	5,412	—
Financial asset at fair value through other comprehensive income	1,393	50,721	—
Due from related parties-current	152	581	—
Trade receivables and contract assets	17,383	38,496	—
Other current assets	10,602	4,979	—
Cash and cash equivalents	173,376	1,203,574	—

	202,977	1,303,763	—

Foreign currency denominated liabilities
Loans and borrowings-non-current	(351,444)	(577,675)	(192,367)
Debt securities issued-non-current	(923,188)	—	—
Lease obligations-non-current	(2,399)	(19,282)	—
Other non-current liabilities	(60,529)	—	—
Loans and borrowings-current	(402,507)	(385,371)	(44,880)
Debt securities issued-current	(55,060)	—	—
Lease obligations-current	(725)	(5,178)	—
Trade and other payables-current	(156,320)	(44,103)	(555)
Due to related parties	(1,022)	(51)	—

	(1,953,194)	(1,031,660)	(237,802)

Loans defined as hedging instruments (*)	—	145,105	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,830,226	(430,816)	234,367

Net exposure	80,009	(13,608)	(3,435)

(*)
The Company designated EUR 145,105 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira.

The table above shows the Company’s distribution of balance sheet and derivative foreign exchange position should be taken into account with nominal values of the option transactions. The Company monitors the delta adjusted position of the option transactions. As of 31 December 2019, the Company has USD 129,825 net foreign currency position.

	31 December 2018
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	222	11	—
Financial asset at fair value through other comprehensive income	—	7,043	—
Due from related parties-current	1,965	223	—
Trade receivables and contract assets	15,786	52,140	—
Other current assets	70,710	18,977	—
Cash and cash equivalents	786,322	384,800	—

	875,005	463,194	—

Foreign currency denominated liabilities
Loans and borrowings-non-current	(481,438)	(748,142)	(224,519)
Debt securities issued-non-current	(921,102)	—	—
Lease obligations-non-current	(4,719)	(24,068)	—
Other non-current liabilities	(68,107)	—	—
Loans and borrowings-current	(390,876)	(523,595)	(29,244)
Debt securities issued-current	(55,074)	—	—
L ease obligations-current	(2,951)	(8,223)	—
Trade and other payables-current	(233,805)	(32,946)	(70,553)
Due to related parties	(686)	(52)	—

	(2,158,758)	(1,337,026)	(324,316)

Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,082,036	811,167	202,600

Net exposure	(201,717)	(62,665)	(121,716)

Disclosure of Summary of Cash Flow Sensitivity Analysis For Variable Rate Instruments [text block]
An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2019 and 2018:

	Profit or loss		Equity
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
31 December 2019
Variable rate instruments (financial liability)	(225,528)	225,528	—	—

Cash flow sensitivity (net)	(225,528)	225,528	—	—

31 December 2018
Variable rate instruments (financial liability)	(234,196)	234,196	—	—

Cash flow sensitivity (net)	(234,196)	234,196	—	—

Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration.

	Fair value at			Inputs
	31 December 2019	31 December 2018	Unobservable Inputs	31 December 2019	31 December 2018	Relationship of unobservable inputs to fair value
Contingent consideration	359,554	358,304	Risk-adjusted discount rate	5.2% - 6.1%	9.5%	An increase/decrease in the discount rate by 100 bps would change FV by TL (28,622) and TL 31,460, respectively.
			Expected settlement date	in instalments between 2026-2030	first quarter of 2023	If expected settlement date increase/decrease by 1-year, FV would change by TL (19,588) and TL 20,720, respectively.

Financial liabilities

	Carrying amount	Fair value
Bank loans	4,149,275	4,192,304

Consideration Payable In Relation To Acquisition [member]
Statement [LineItems]
Summary of Fair Value of Financial Assets and Financial Liabilities
Changes in the consideration payable in relation to acquisition of Belarusian Telecom for the years ended 31 December 2019 and 31 December 2018 are stated below:

	2019	2018
Opening balance	358,304	323,691
Gains recognized in profit or loss	1,250	34,613

Closing balance	359,554	358,304

Interest rate risk [member]
Statement [LineItems]
Summary of Variable Interest-Bearing Financial Instruments
As at 31 December 2019 and 2018 the interest rate profile of the Group’s variable rate interest-bearing financial instruments was:

		31 December 2019		31 December 2018
	Note	Effective Interest Rate	Carrying Amount	Effective interest rate	Carrying Amount
Variable rate instruments
USD floating rate loans	29	4.4%	(4,478,622)	4.3%	(4,589,157)
EUR floating rate loans	29	2.2%	(5,638,725)	2.1%	(6,975,890)

Sensitivity analysis [member]
Statement [LineItems]
Summary of Exchange Rates

Sensitivity analysis
31 December 2019
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	47,527	(47,527)	—	—
2- Hedged portion of USD risk (-)	—	—	(6,135)	6,135

3- USD net effect (1+2)	47,527	(47,527)	(6,135)	6,135

4- EUR net asset/liability	(9,050)	9,050	—	—
5- Hedged portion of EUR risk (-)	—	—	(39,558)	39,558

6- EUR net effect (4+5)	(9,050)	9,050	(39,558)	39,558

7- Other foreign currency net asset/liability (RMB)	(290)	290	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(1,379)	1,379
9- Other foreign currency net effect (7+8)	(290)	290	(1,379)	1,379

Total (3+6+9)	38,187	(38,187)	(47,072)	47,072

Sensitivity analysis
31 December 2018
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	(106,121)	106,121	—	—
2- Hedged portion of USD risk (-)	—	—	(9,596)	9,596

3- USD net effect (1+2)	(106,121)	106,121	(9,596)	9,596

4- EUR net asset/liability	(37,775)	37,775	—	—
5- Hedged portion of EUR risk (-)	—	—	(23,613)	23,613

6- EUR net effect (4+5)	(37,775)	37,775	(23,613)	23,613

7- Other foreign currency net asset/liability (RMB)	(9,275)	9,275	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	364	(364)
9- Other foreign currency net effect (7+8)	(9,275)	9,275	364	(364)

Total (3+6+9)	(153,171)	153,171	(32,845)	32,845